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                              HSBC Investor Funds

                           HSBC INVESTOR MID-CAP FUND

                   PROSPECTUS SUPPLEMENT DATED MARCH 22, 2005
                     TO PROSPECTUS DATED FEBRUARY 28, 2005

The "Performance Bar Chart and Table" under the heading "Risk/Return Summary and Expenses -- HSBC Investor Mid-Cap Fund" on page 25 is deleted and replaced with the following:

                        PERFORMANCE BAR CHART AND TABLE

                           YEAR-BY-YEAR TOTAL RETURNS
                        AS OF 12/31(1) FOR TRUST SHARES
(BAR GRAPH)

1995                                                                             33.21
1996                                                                             16.89
1997                                                                             30.96
1998                                                                              9.46
1999                                                                             38.40
2000                                                                             11.13
2001                                                                             -9.29
2002                                                                            -27.01
2003                                                                             32.06
2004                                                                             14.25

 Of course, past performance does not indicate how the Fund will perform in the future.

                                     Best quarter:   4Q 1999    +27.21%
                                     Worst quarter:  3Q 1998    -18.28%
                                     ----------------------------------

The accompanying text to the left of the bar chart, and the text of the footnote remains the same.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.